Income Tax Expense Income Tax Expense (Components of Tax Expense) (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Net income tax expense (benefit)	$ 48		$ (62)	$ 4
Successor [Member]
Income Taxes [Line Items]
Federal	(19)		(7)	(11)
State	2		0	0
Total current income tax expense	(17)		(7)	(11)
Federal	46		(59)	(3)
State	19		4	18
Total deferred tax expense (benefit)	65		(55)	15
Net income tax expense (benefit)	$ 48		$ (62)	$ 4
Predecessor [Member]
Income Taxes [Line Items]
Federal		$ 0
State		0
Total current income tax expense		0
Federal		0
State		0
Total deferred tax expense (benefit)		0
Net income tax expense (benefit)		$ 0